Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001954594
Document Type	6-K
Entity File Number	001-41933
Document Fiscal Year Focus	2025
Entity Registrant Name	HAOXI HEALTH TECHNOLOGY LIMITED
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30